Cash And Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash at banks	$ 9,180	$ 37,719
Short-term deposits	29,039	115
Total cash and cash equivalents	$ 38,219	$ 37,834	$ 34,425	$ 30,877